INTEREST-BEARING LOANS AND BORROWINGS	6 Months Ended
Jun. 30, 2023
Interest-bearing Loans And Borrowings
INTEREST-BEARING LOANS AND BORROWINGS

18.	INTEREST-BEARING LOANS AND BORROWINGS

			December 31,	June 30,
			2022	2023	2023
			CNY	CNY	US$
	Interest rate	Maturity	(Audited)	(Unaudited)	(Unaudited)
Non-current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2024 to 2038	71,000	69,000	9,513

Current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2023 to 2024	3,000	3,500	483

Total			74,000	72,500	9,996

The bank loan is due to the Bank of Communications and denominated in CNY.

The loan is secured by collection rights, contract assets, intangible assets and trade receivables in connection with the Group's service concession arrangement and 80% equity interest of the Company's subsidiary, Shaoguan Angrui. The loan is also guaranteed by Shanghai Onway Environmental Development Co., Limited (“Shanghai Onway”), the Company’s subsidiary, and Feishang Enterprise, a related company of the Group.

The outstanding balance as of June 30, 2023 is due in annual instalments of CNY1,500 due as of December 31, 2023; CNY4,000 due annually from 2024 to 2028; CNY5,000 due annually from 2029 to 2034; CNY6,000 due in 2035; and CNY5,000 due annually from 2036 to 2038.